Income Taxes (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Federal operating loss carryforwards	$ 3,400,000
State operating loss carryforwards	$ 3,400,000
Operating loss carryforwards expiration date	2035